Supplemental Consolidated Financial Information (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Pawn service charges receivable
Gross pawn service charges receivable	$ 40,828	$ 37,175
Allowance for uncollectible pawn service charges receivable	(11,427)	(10,720)
Pawn service charges receivable, net	29,401	26,455
Consumer loan fees receivable:
Gross consumer loan fees receivable	34,846	7,346
Allowance for uncollectible consumer loan fees receivable	(4,430)	(571)
Consumer loan fees receivable, net	30,416	6,775
Inventory
Inventory, gross	114,788	99,854
Inventory reserves	(5,574)	(9,481)
Inventory, net	$ 109,214	$ 90,373